Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

December 31, 2019

AMI-QTLY-0220
1.811345.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.4%
	Shares	Value
Fidelity Communication Services Central Fund (a)	283,830	$61,523,035
Fidelity Consumer Discretionary Central Fund (a)	204,059	71,304,392
Fidelity Consumer Staples Central Fund (a)	217,853	46,672,882
Fidelity Emerging Markets Equity Central Fund (a)	823,044	193,728,047
Fidelity Energy Central Fund (a)	289,530	29,737,584
Fidelity Financials Central Fund (a)	1,222,846	132,165,185
Fidelity Health Care Central Fund (a)	223,902	110,130,897
Fidelity Industrials Central Fund (a)	228,746	68,385,800
Fidelity Information Technology Central Fund (a)	390,026	177,851,886
Fidelity International Equity Central Fund (a)	1,789,878	151,763,760
Fidelity Materials Central Fund (a)	84,259	17,091,082
Fidelity Real Estate Equity Central Fund (a)	654,717	79,410,599
Fidelity Utilities Central Fund (a)	120,477	23,831,462
TOTAL EQUITY CENTRAL FUNDS
(Cost $786,183,454)		1,163,596,611

Fixed-Income Central Funds - 51.8%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	5,637,616	53,219,099
Fidelity Floating Rate Central Fund (a)	263,599	26,760,567
Fidelity High Income Central Fund (a)	241,348	27,141,994

TOTAL HIGH YIELD FIXED-INCOME FUNDS		107,121,660

Investment Grade Fixed-Income Funds - 49.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,241,291	331,908,218
Fidelity International Credit Central Fund (a)	537,510	54,433,616
Fidelity Investment Grade Bond Central Fund (a)	20,687,843	2,321,382,831

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,707,724,665

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,594,312,592)		2,814,846,325

Money Market Central Funds - 23.7%
Fidelity Cash Central Fund 1.58% (b)	128,197,000	128,222,640
Fidelity Money Market Central Fund 1.91% (b)	1,162,038,403	1,162,154,607
Fidelity Securities Lending Cash Central Fund 1.58% (b)(c)	754,575	754,650
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,291,020,194)		1,291,131,897
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.63% 1/16/20 to 4/2/20 (d)
(Cost $6,519,543)	6,530,000	6,520,126
	Shares	Value

Investment Companies - 2.6%
iShares 20+ Year Treasury Bond ETF (e)	370,151	$50,148,057
iShares Core MSCI EAFE ETF	1,396,974	91,138,583
TOTAL INVESTMENT COMPANIES
(Cost $132,905,778)		141,286,640
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,810,941,561)		5,417,381,599
NET OTHER ASSETS (LIABILITIES) - 0.4%		22,821,118
NET ASSETS - 100%		$5,440,202,717

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	216	March 2020	$34,895,880	$(58,277)	$(58,277)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,878	March 2020	105,186,780	(1,027,165)	(1,027,165)
TOTAL FUTURES CONTRACTS					$(1,085,442)

The notional amount of futures sold as a percentage of Net Assets is 2.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,617,489.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$374,376
Fidelity Communication Services Central Fund	1,951,389
Fidelity Consumer Discretionary Central Fund	1,889,222
Fidelity Consumer Staples Central Fund	458,521
Fidelity Emerging Markets Debt Central Fund	1,046,323
Fidelity Emerging Markets Equity Central Fund	2,855,375
Fidelity Energy Central Fund	254,540
Fidelity Financials Central Fund	3,485,784
Fidelity Floating Rate Central Fund	400,466
Fidelity Health Care Central Fund	1,049,881
Fidelity High Income Central Fund	444,962
Fidelity Industrials Central Fund	369,492
Fidelity Inflation-Protected Bond Index Central Fund	4,234,695
Fidelity Information Technology Central Fund	3,848,649
Fidelity International Credit Central Fund	2,067,726
Fidelity International Equity Central Fund	1,080,686
Fidelity Investment Grade Bond Central Fund	18,661,901
Fidelity Materials Central Fund	107,781
Fidelity Money Market Central Fund	5,850,424
Fidelity Real Estate Equity Central Fund	980,623
Fidelity Securities Lending Cash Central Fund	7,044
Fidelity Utilities Central Fund	933,110
Total	$52,352,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,758,848	$28,732	$8,981,966	$(963,555)	$1,157,941	$--	0.0%
Fidelity Communication Services Central Fund	54,167,072	5,542,656	1,076,078	2,868	2,886,517	61,523,035	3.4%
Fidelity Consumer Discretionary Central Fund	65,548,171	5,932,995	1,226,755	(796)	1,050,777	71,304,392	3.6%
Fidelity Consumer Staples Central Fund	42,517,048	3,079,705	797,146	9,748	1,863,527	46,672,882	3.4%
Fidelity Emerging Markets Debt Central Fund	49,626,992	3,767,625	826,644	1,647	649,479	53,219,099	1.8%
Fidelity Emerging Markets Equity Central Fund	167,530,840	8,336,889	2,062,468	47,138	19,875,648	193,728,047	9.5%
Fidelity Energy Central Fund	26,810,221	1,817,577	477,936	(6,381)	1,594,103	29,737,584	3.5%
Fidelity Financials Central Fund	118,672,976	10,724,068	2,207,603	38,583	4,937,161	132,165,185	3.7%
Fidelity Floating Rate Central Fund	25,374,512	1,760,830	413,322	(767)	39,314	26,760,567	1.4%
Fidelity Health Care Central Fund	87,505,894	6,688,549	1,680,143	3,030	17,613,567	110,130,897	3.6%
Fidelity High Income Central Fund	51,567,906	1,809,251	26,352,429	1,848,943	(1,731,677)	27,141,994	1.0%
Fidelity Industrials Central Fund	62,265,617	4,205,116	1,167,767	12,243	3,070,591	68,385,800	3.7%
Fidelity Inflation-Protected Bond Index Central Fund	267,701,164	70,233,570	4,155,215	4,953	(1,876,254)	331,908,218	21.4%
Fidelity Information Technology Central Fund	148,255,196	13,260,023	2,750,599	105,357	18,981,909	177,851,886	3.6%
Fidelity International Credit Central Fund	52,008,454	4,796,903	826,824	(434)	(1,838,918)	54,433,616	17.5%
Fidelity International Equity Central Fund	126,984,865	16,264,234	2,768,516	28,376	11,254,801	151,763,760	5.5%
Fidelity Investment Grade Bond Central Fund	2,123,133,926	242,678,986	36,644,227	(19,833)	(7,766,021)	2,321,382,831	8.6%
Fidelity Materials Central Fund	15,515,826	1,213,008	343,637	1,589	704,296	17,091,082	3.6%
Fidelity Real Estate Equity Central Fund	77,481,500	5,074,176	1,240,025	(17,214)	(1,887,838)	79,410,599	8.2%
Fidelity Utilities Central Fund	22,779,522	2,207,281	400,650	(1,171)	(753,520)	23,831,462	3.6%
	3,594,206,550	409,422,174	96,399,950	1,094,324	69,825,403	3,978,442,936

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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